Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2024-6

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
April 2026		05/20/2026		20		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	8/20/27	08/20/2030	$1,069,212,000.00		4.17%			4.17%
Class A-1b	8/20/27	08/20/2030	$267,300,000.00	30	SOFR +0.67%	05/13/2026	3.64285%	4.31%
Class B	8/20/27	08/20/2030	$102,180,000.00		4.42%			4.42%
Class C	8/20/27	08/20/2030	$61,308,000.00		4.67%			4.67%

Total			$1,500,000,000.00

Series 2024-6 Allocation % x Group One Available Funds	$98,459,699.52
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$98,459,699.52

Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$109.16	$109.16	$0.00	$0.00	$98,459,590.36
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$98,459,590.36
Asset Representations Reviewer Fee	$56.97	$56.97	$0.00	$0.00	$98,459,533.39
Supplemental ARR Fee	$227.88	$227.88	$0.00	$0.00	$98,459,305.51
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$98,458,055.51
Servicing Fee	$1,151,499.43	$1,151,499.43	$0.00	$0.00	$97,306,556.08
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$93,591,044.38
Class A-1b Note Interest	$960,687.34	$960,687.34	$0.00	$0.00	$92,630,357.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,630,357.04
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$92,253,994.04
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,253,994.04
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$92,015,403.74
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$92,015,403.74
Class R Interest	$92,015,403.74	$92,015,403.74	$0.00	$0.00	$0.00

Total	$98,459,699.52	$98,459,699.52	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$960,687.34	$0.00	$0.00	$960,687.34
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,291,152.34	$0.00	$0.00	$5,291,152.34

Noteholder	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Payments	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.48	$0.00	$3.48	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$1,000.00	$3.59	$0.00	$3.59	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$1,000.00	$3.68	$0.00	$3.68	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$1,000.00	$3.89	$0.00	$3.89	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,000.00	$3.53	$0.00	$3.53	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$750,000,000.00		750,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.